Condensed Consolidated Interim Statements of Comprehensive (Loss) (Unaudited) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Profit or loss [abstract]
Sales of goods	$ 1,653,111	$ 1,359,986	$ 4,615,285	$ 4,530,686
Provision of services	484,906	516,235	1,023,257	1,760,212
TOTAL REVENUE	2,138,017	1,876,221	5,638,542	6,290,898
COST OF SALES	(1,243,334)	(1,249,313)	(3,833,308)	(3,834,251)
GROSS PROFIT	894,683	626,908	1,805,234	2,456,647
OPERATING EXPENSES
Amortization	8,990	44,855	26,969	134,001
Depreciation	137,880	46,078	362,123	138,085
Director fees	148,914	153,667	452,154	368,891
Insurance	423,036	461,291	1,429,466	3,365,415
Office and miscellaneous	1,605,520	1,267,199	5,843,576	4,347,949
Professional fees	1,108,983	1,513,940	3,530,057	4,456,440
Research and development	59,792	83,141	1,408,476	601,638
Share-based payments	788,824	1,577,146	1,808,302	2,450,649
Travel	222,105	65,063	515,691	260,667
Wages and salaries	1,852,095	1,795,311	5,821,493	4,234,220
Total operating expenses	(6,356,139)	(7,007,691)	(21,198,307)	(20,357,955)
OTHER INCOME (EXPENSE)
Change in fair value of derivative liability		305,094	57,314	5,168,672
Finance and other gain	30,714	12,455	77,466	34,122
Foreign exchange gain (loss)	86,718	748,384	(106,357)	911,690
Gain (loss) on disposal of assets	600		16,295	(10,755)
Gain (loss) on recovery (impairment) of notes receivable	(104,780)		(104,780)	771,260
Government income	1,319		3,891
Other income (expense)		(25,965)	25,769	(43,516)
Total other income (expense)	14,571	1,039,968	(30,402)	6,831,473
NET INCOME (LOSS)	(5,446,885)	(5,340,815)	(19,423,475)	(11,069,835)
Items that may be reclassified to profit or loss
Foreign exchange translation	(449)	355,839	(108,626)	493,413
Items that will not be reclassified to profit or loss
Change in fair value of equity investments at FVOCI	(82,914)	(7,557)	14,046	(68,281)
COMPREHENSIVE INCOME (LOSS)	$ (5,530,248)	$ (4,992,533)	$ (19,518,055)	$ (10,644,703)
Net Income (Loss) per share – Basic	$ (0.13)	$ (0.16)	$ (0.48)	$ (0.33)
Net Income (Loss) per share - Diluted	$ (0.13)	$ (0.16)	$ (0.48)	$ (0.33)
Weighted average number of common shares outstanding – Basic	43,469,465	33,331,574	40,483,557	33,365,467
Weighted average number of common shares outstanding - diluted	43,469,465	33,331,574	40,483,557	33,365,467